Income Taxes - Schedule of Canadian Federal and Provincial Income Tax Rates to Earning Before Income Taxes (Details) (CAD)	12 Months Ended										120 Months Ended
	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2011	Feb. 28, 2010	Feb. 28, 2009	Feb. 29, 2008	Feb. 28, 2007	Feb. 28, 2006	Feb. 28, 2005	Feb. 29, 2004	Feb. 28, 2013
Income Tax Disclosure [Abstract]
Loss before income taxes	5,658	(181,841)	(36,594)	(65,985)	(536,201)	(2,260,291)	(3,571,183)	(810,105)	(748,369)	(3,738)	(7,184,515)
Canadian federal and provincial income tax rates	25.00%	26.00%
Income tax recovery based on the above rates	1,414	(47,278)
Non-deductible and deductible items	10,306	(163,815)
Change in valuation allowance	(11,720)	203,854
Change in statutory tax rates		7,239
Income tax recovery	0	0